VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—95.0%
Brazil—9.9%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	3,510 BRL	$644
Series F 10.000%, 1/1/31	4,860 BRL	849
		1,493

Chile—1.5%
Bonos Tesoreria Pesos
5.000%, 3/1/35	50,000 CLP	57
144A, RegS 6.000%, 4/1/33(2)(3)	140,000 CLP	168
		225

China—7.2%
China Government Bond
2.890%, 11/18/31	1,600 CNY	251
1.670%, 5/25/35	1,040 CNY	150
1.830%, 8/25/35	900 CNY	131
3.720%, 4/12/51	510 CNY	94
International Bank for Reconstruction & Development
2.250%, 1/19/29	1,000 CNY	148
2.750%, 7/26/34	2,000 CNY	310
		1,084

Colombia—4.2%
Bogota Distrio Capital RegS 9.750%, 7/26/28(3)	1,091,000 COP	270
Titulos De Tesoreria
12.500%, 2/27/30	360,000 COP	91
7.250%, 10/18/34	80,000 COP	15
9.250%, 5/28/42	1,400,000 COP	267
		643

Czech Republic—3.8%
Czech Republic Government Bond
1.750%, 6/23/32	10,630 CZK	457
RegS 4.200%, 12/4/36(3)	2,500 CZK	120
		577

Hungary—2.3%
Hungary Government Bond
3.000%, 8/21/30	88,000 HUF	244
3.000%, 4/25/41	51,000 HUF	105
		349

India—9.1%
European Investment Bank RegS 7.400%, 10/23/33(3)	27,800 INR	310
India Government Bond
7.180%, 8/14/33	6,100 INR	69
7.180%, 7/24/37	2,500 INR	28
6.670%, 12/17/50	18,350 INR	187
	Par Value(1)	Value

India—continued
Inter-American Development Bank
7.350%, 10/6/30	40,000 INR	$446
6.750%, 1/22/36	13,000 INR	139
International Bank for Reconstruction & Development 6.710%, 1/21/35	19,000 INR	204
		1,383

Indonesia—8.6%
Indonesia Government Bond
7.000%, 9/15/30	5,470,000 IDR	342
6.500%, 2/15/31	6,200,000 IDR	380
6.375%, 4/15/32	1,200,000 IDR	73
8.375%, 3/15/34	2,848,000 IDR	192
6.750%, 7/15/35	5,110,000 IDR	311
		1,298

Malaysia—9.6%
Malaysia Government Bond
3.885%, 8/15/29	1,850 MYR	486
2.632%, 4/15/31	1,670 MYR	415
4.893%, 6/8/38	1,820 MYR	521
4.696%, 10/15/42	110 MYR	31
		1,453

Mexico—11.5%
Mex Bonos Desarr
8.500%, 3/2/28	7,600 MXN	452
7.750%, 11/23/34	8,890 MXN	493
7.750%, 11/13/42	9,300 MXN	475
8.000%, 11/7/47	6,130 MXN	317
		1,737

Paraguay—0.5%
Republic of Paraguay 144A 8.500%, 4/4/38(2)	500,000 PYG	77
Peru—2.2%
Bonos De Tesoreria 144A, RegS 7.600%, 8/12/39(2)(3)	1,040 PEN	336
Poland—5.7%
European Investment Bank RegS 3.000%, 11/25/29(3)	570 PLN	154
Poland Government Bond
4.500%, 7/25/30	960 PLN	272
5.000%, 10/25/35	1,570 PLN	442
		868

Romania—4.6%
Romania Government Bond
7.350%, 4/28/31	1,860 RON	456
7.200%, 10/30/33	1,000 RON	245
		701

See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

South Africa—8.1%
Republic of South Africa
6.250%, 3/31/36	1,000 ZAR	$55
8.500%, 1/31/37	7,350 ZAR	469
6.500%, 2/28/41	5,120 ZAR	268
8.750%, 1/31/44	5,870 ZAR	371
8.750%, 2/28/48	1,000 ZAR	63
		1,226

Thailand—4.8%
Thailand Government Bond
2.000%, 12/17/31	12,000 THB	400
3.300%, 6/17/38	8,100 THB	297
3.450%, 6/17/43	1,000 THB	37
		734

Turkey—1.2%
Turkiye Government Bond 31.080%, 11/8/28	8,400 TRY	188
Uruguay—0.2%
Republica Orient Uruguay 8.250%, 5/21/31	950 UYU	26
Total Foreign Government Securities (Identified Cost $13,332)		14,398

Total Long-Term Investments—95.0% (Identified Cost $13,332)		14,398

Short-Term Investments—2.0%
Foreign Government Securities—2.0%
Egypt—1.0%
Egypt Treasury Bill
Series 364D 0.000%, 4/14/26(4)	3,800 EGP	77
Series 364D 0.000%, 5/19/26(4)	3,800 EGP	75
		152

	Par Value(1)	Value

Nigeria—1.0%
Nigeria OMO Bill
Series 188D 0.000%, 5/26/26(4)	110,000 NGN	$77
Series 196D 0.000%, 4/21/26(4)	110,000 NGN	78
		155

Total Foreign Government Securities (Identified Cost $309)		307

Total Short-Term Investments (Identified Cost $309)		307

TOTAL INVESTMENTS—97.0% (Identified Cost $13,641)		$14,705
Other assets and liabilities, net—3.0%		455
NET ASSETS—100.0%		$15,160

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to a value of $581 or 3.8% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RON	Romania New Leu
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Mexico	12%
Malaysia	10
Brazil	10
India	10
Indonesia	9
South Africa	8
China	7
Other	34
Total	100%
† % of total investments as of February 28, 2026.

Forward foreign currency exchange contracts as of February 28, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	1,590	USD	307	JPM	03/03/26	$3	$—
BRL	70	USD	13	JPM	05/05/26	— (1)	—
CLP	40,000	USD	46	JPM	03/23/26	—	(1)
CNH	1,650	USD	239	JPM	03/20/26	2	—
CZK	3,800	USD	183	CITI	03/16/26	2	—
HUF	46,000	USD	141	CITI	03/16/26	3	—
PLN	1,480	USD	414	JPM	03/16/26	— (1)	—
THB	11,400	USD	363	GS	03/16/26	4	—
TRY	5,500	USD	120	GS	04/27/26	—	(1)
USD	284	BRL	1,590	JPM	03/03/26	—	(26)
USD	222	MXN	4,000	JPM	03/09/26	—	(10)
USD	63	CZK	1,300	CITI	03/16/26	—	— (1)
USD	238	RON	1,030	JPM	03/16/26	—	— (1)
USD	84	THB	2,600	GS	03/16/26	—	— (1)
USD	31	ZAR	500	CITI	03/17/26	— (1)	—
USD	79	COP	290,000	JPM	03/18/26	2	—
USD	174	CNH	1,200	JPM	03/20/26	—	(1)
USD	119	PEN	400	JPM	03/25/26	—	— (1)
USD	54	IDR	900,000	CITI	04/24/26	—	— (1)
USD	303	BRL	1,590	JPM	05/05/26	—	(2)
ZAR	1,000	USD	62	CITI	03/17/26	1	—
Total						$17	$(41)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of February 28, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2026	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$14,705	$14,705
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	17	17
Total Assets	14,722	14,722
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(41)	(41)
Total Liabilities	(41)	(41)
Total Investments	$14,681	$14,681

*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at February 28, 2026.
There were no transfers into or out of Level 3 related to securities held at February 28, 2026.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.